Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)			$ 30,728,000
LGL Systems Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intrest income (in Dollars)	$ 172,214			$ 188,762
Warrants issued		13,825,000
Warrant liabilities, description	Accordingly, the Company classifies the warrant instruments as liabilities at its fair value and adjusts the instrument to fair value at each reporting period. These liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations.
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Withdrew of interest income from the Trust Account to pay its franchise taxes (in Dollars)		$ 243,084
LGL Systems Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued	13,825,000
LGL Systems Acquisition Corp [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued	8,625,000	8,625,000
LGL Systems Acquisition Corp [Member] | Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued	5,200,000	5,200,000
LGL Systems Acquisition Corp [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock purchase	13,825,000	13,825,000